Financial liabilities - Summary of Balances in Financial Debt (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [abstract]
Lease liabilities	€ 5,092	€ 5,841
Bank overdrafts and short term loans facilities	50,030	84,005
Bank loans	56,812	51,592
Fair value of derivatives	3,420	20
Financial payables for shares acquisition		175
Financial liabilities for accrued interests	1,573	1,644
Total current financial liabilities	116,927	143,277
Lease liabilities	11,809	13,104
Bank loans	255,437	192,304
Notes	49,790	49,743
Fair value of derivatives	642	488
Total non-current financial liabilities	317,678	255,639
Financial Liabilities	€ 434,605	€ 398,916